[L. STEPHEN ALBRIGHT, ESQ. LETTERHEAD]


                                                   July 15, 2005


VIA FAX, FEDERAL EXPRESS & EDGAR

Janice McGuirk, Esq.
SECURITIES & EXCHANGE COMMISSION
Division of Corporate Finance, Office of Small Business Review
450 Fifth Street N.W.
Washington, D.C.  20549

Re:      FUTURA PICTURES, INC, (THE "COMPANY")
         FORM SB-2 ("SECOND AMENDMENT")
         ORIGINAL FILING DATE: MARCH 28, 2005 AND AMENDED MARCH 30, 2005 SEC FILE NO.: 333-123611


Dear Ms. McGuirk:

I am in receipt of a copy of the Commission's May 3, 2005 comment letter to Mr. Buddy Young of the Company. Please consider this letter to be the Company's formal response to the Commission's latest comment letter. As required, we are enclosing three (3) clean hard copies of the Second Amendment, with exhibits and three (3) complete redlined copies of same, without exhibits. The redlined copies are marked to show the changes in the format provided by Microsoft Word. Thus, additions are highlighted in the body of the text and deletions are noted in right margin.

We will be responding to comments in the order presented and with the same item numbers.

REGISTRATION STATEMENT COVER PAGE

Comment No. 1.    The SEC filing  fees  recited in the table on the cover of the registration statement and "Other Expenses" in Item 25 have been reconciled and revised. The revisions should be in compliance with the staff's comments.

Comment No. 2.    The discussion regarding "anticipate selling" has been revised to respond to the staff's comments. The revisions should be in compliance with the staff's comments.

Comment No. 3.    The second  paragraph under "Use of Proceeds" has been revised to respond to the staff's comments. The revisions should be in compliance with the staff's comments.


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Janice McGuirk, Esq.
SECURITIES & EXCHANGE COMMISSION
Division of Corporate Finance, Office of Small Business Review
July 15, 2005
Page 2

SUMMARY FINANCIAL INFORMATION

Comment No. 4.    The summary  financial  information has been added so as to be set forth in tabular form. The revisions should be in compliance with the staff's comments.

RISK FACTORS

Comment No. 5.    The Second  paragraph under "Risk Factors" has been revised to respond to the staff's comments. The revisions should be in compliance with the staff's comments.

Comment No. 6.    The  Second  Amendment  has been  revised  to  respond  to the staff's comments. The revisions should be in compliance with the staff's comments.

Comment No. 7.    The  Second  Amendment  has been  revised  to  respond  to the staff's comments. The revisions should be in compliance with the staff's comments.

SUB-HEADING  "OUR OPERATIONS WILL REQUIRE OUTSIDE FINANCING . . ."

Comment No. 8.    The  Second  Amendment  has been  revised  to  respond  to the staff's comments. The revisions should be in compliance with the staff's comments.

SUB-HEADING  "AS A RESULTS OF OUR LIMITED CAPITAL RESOURCES . . ."

Comment No. 9.    The  Second  Amendment  has been  revised  to  respond  to the staff's comments. The revisions should be in compliance with the staff's comments.

Comment No. 10. The Company is providing a supplemental response to this comment. The Company's management has extensive experience in the production, marketing and distribution of motion pictures. The biographic summaries of our officers and directors reveal that Mr. Young, Mr. Adelman and Mr. Capra have extensive experience in the motion picture industry. Their experience covers virtually every aspect of the motion picture industry. Mr. Albright and Mr. Spiegelman have experience in other aspects of the motion picture industry which accents the experience of Mr. Young, Mr. Adelman and Mr. Capra. Mr. Powell is an experienced writer and offers yet another dimension to the management team. has been writing pieces for radio and the Board of Directors.

Accordingly, the Company does not believe that a "risk factor" "no prior business experience in this specific line of work" is appropriate.


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Janice McGuirk, Esq.
SECURITIES & EXCHANGE COMMISSION
Division of Corporate Finance, Office of Small Business Review
July 15, 2005
Page 3

DISCLOSURE REGARDING FORWARD-LOOKING STATEMENT

Comment No. 11.   The  Second  Amendment  has been  revised  to  respond  to the staff's comments. The revisions should be in compliance with the staff's comments. USE OF PROCEEDS

Comment No. 12. The Second Amendment has been revised to respond to the staff's comments. Please note that none of the information under "Use of Proceeds" was changed and that the information under "Dilution" was revised to make the two sections consistent. The revisions should be in compliance with the staff's comments.

Comment No. 13.   The  Second  Amendment  has been  revised  to  respond  to the staff's comments. The revisions should be in compliance with the staff's comments.

MARKET FOR COMMON EQUITY . . .

NO PUBLIC MARKET

Comment No. 14.   The  Second  Amendment  has been  revised  to  respond  to the staff's comments. The revisions should be in compliance with the staff's comments.

MANAGEMENT'S DISCUSSION AND ANALYSIS

Comments No. 15 through 19. The text under "Plan of Operation" has been revised to address all of these comments. The revisions should be in compliance with the staff's comments.

LIQUIDITY AND CAPITAL RESOURCES

Comment No. 20.   The  Second  Amendment  has been  revised  to  respond  to the staff's comments. The revisions should be in compliance with the staff's comments.

Comment No. 21.   The option  agreements for the two screenplays are attached to the Second Amendment as Exhibits 10.1 and 10.2.

DESCRIPTION OF BUSINESS

OVERVIEW OF THE MOTION PICTURE INDUSTRY

Comment No. 22.   The  Second  Amendment  has been  revised  to  respond  to the staff's comments. The revisions should be in compliance with the staff's comments.


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Janice McGuirk, Esq.
SECURITIES & EXCHANGE COMMISSION
Division of Corporate Finance, Office of Small Business Review
July 15, 2005
Page 4

COMPETITION

Comment No. 23.   The  Second  Amendment  has been  revised  to  respond  to the staff's comments. The revisions should be in compliance with the staff's comments.

OVERVIEW OF THE MOTION PICTURE INDUSTRY

Comment No. 24.   The  Second  Amendment  has been  revised  to  respond  to the staff's comments. The revisions should be in compliance with the staff's comments.

MANAGEMENT

Comment No. 25.   The  Second  Amendment  has been  revised  to  respond  to the staff's comments. The revisions should be in compliance with the staff's comments.

Comment No. 26. Language has been added to the Risk Factors section of the Second Amendment which discloses the fact that two companies previously controlled by Mr. Young and other members of the Company's management entered into reverse merger transactions with privately held companies. The Company has also included a risk factor regarding "blank check" companies and the reasons why management believes the Company should not be categorized as a "blank check" company. While we believe the Second Amendment confirms that the Company is not a "blank check" company and therefore should not be construed as such, the Company is providing the following supplemental response to the Commission's comments regarding Advanced Knowledge, Inc. ("AKI") and Becor Communications, Inc. ("BCI").

Mr. Young and other members of the Company's management team were involved with both AKI and BCI. Each of these companies was engaged in a business, each had a tangible business plan and had operated for a number of years before entering into a transaction with a private corporation. Both companies had suffered negative effects from the general slowdown of the U.S. economy at the time and were fortunate to have been presented with opportunities to enter into the transactions with the private companies. In managements opinion, both of those transactions had the potential to increase shareholder value.

Further, the Company wishes to correct the reference to "the assets held by the reporting company were returned to Mr. Young and his associates." In both transactions, the assets were not returned to Mr. Young, but were purchased by Mr. Young from the reporting companies in exchange for a substantial reduction in the amount of money owed him by the companies.

 Comment No. 27. The Second Amendment has been revised to respond to the staff's comments. The revisions should be in compliance with the staff's comments.


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Janice McGuirk, Esq.
SECURITIES & EXCHANGE COMMISSION
Division of Corporate Finance, Office of Small Business Review
July 15, 2005
Page 5

Comment No. 28.   The  Second  Amendment  has been  revised  to  respond  to the staff's comments. The revisions should be in compliance with the staff's comments.

Please note that in August, 2004, Advanced Media, Inc., a Delaware corporation changed its name to Advanced Media Training, Inc., a Delaware corporation. This was done in order to avoid conflict with another former public company incorporated in New York with the name Advance Media, Inc. Also, Advance Media Training, Inc. previously obtained the dba "Advanced Knowledge" and continues to use it as part of the operation of its business.

COMPENSATION OF OFFICERS AND DIRECTORS

Comment No. 29.   The  Second  Amendment  has been  revised  to  respond  to the staff's comments. The revisions should be in compliance with the staff's comments.

CERTAIN RELATIONSHIPS AND RELATED TRANSACTIONS

Comment No. 30.   The  Second  Amendment  has been  revised  to  respond  to the staff's comments. The revisions should be in compliance with the staff's comments.

Comment No. 31.   The  Second  Amendment  has been  revised  to  respond  to the staff's comments. The revisions should be in compliance with the staff's comments.

Comment No. 32.   The  Second  Amendment  has been  revised  to  respond  to the staff's comments. The revisions should be in compliance with the staff's comments.

PRINCIPAL STOCKHOLDERS

Comment No. 33.   The  Second  Amendment  has been  revised  to  respond  to the staff's comments. The revisions should be in compliance with the staff's comments.

PLAN OF DISTRIBUTION

Comment No. 34.   The  Second  Amendment  has been  revised  to  respond  to the staff's comments. The revisions should be in compliance with the staff's comments.

As a supplemental response, please be aware that the Company will not commence the registration or qualification process for the sale of its stock in any state until this Registration Statement is declared effective. Please note that the Company's initial Registration Statement on Form SB-2 and the First Amendment to that Registration Statement errantly indicated that the Company had commenced "Blue Sky" registration process in the states of California and New York. This is not


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Janice McGuirk, Esq.
SECURITIES & EXCHANGE COMMISSION
Division of Corporate Finance, Office of Small Business Review
July 15, 2005
Page 6

correct and has been deleted from the Second Amendment. At such time as the Registration Statement is declared effective, the Company will commence and completely satisfy all registration and qualification requirements before it offers it stock for sale in any state.

Comment No. 35. In addition to the supplemental response provided below, the Second Amendment has been revised to respond to the staff's comments. The supplemental response and the revisions should be in compliance with the staff's comments.

As a supplemental response, neither of Mr. Young, Mr. Spiegelman, Mr. Powell or Mr. Adelman: (i) are currently subject to a "statutory disqualification" (as that term is defined in section 2(a)39 of the Act); (ii) will receive any compensation in connection with their respective participation in the offer, either by way of commissions or other remuneration based, directly or indirectly, on transactions in the securities offered by this Prospectus; or,
(iii) are currently either a broker-dealer or an "associated person of a broker-dealer." At the close of the offering, all three (3) of these officers intend to perform various other duties for the Company. None of them is or has been during the past 12 months either a broker-dealer or an associated person with a broker-dealer. In addition, none of them participated in an offering of securities more than once every 12 months, except where permitted by laws.

In addition, the Company is not asking any broker-dealer to assist with sales nor will it use any information from any broker-dealer, including, without limitation, any customer or client list, to assist in the sale of the shares to be registered under the Registration Statement.

Comment No. 36.   The  Second  Amendment  has been  revised  to  respond  to the staff's comments. The revisions should be in compliance with the staff's comments.

Comment No. 37.   The  Second  Amendment  has been  revised  to  respond  to the staff's comments. The revisions should be in compliance with the staff's comments.

PART II

ITEM 27.  EXHIBITS

Comment No. 38.   The  Second   Amendment   includes  the  additional   exhibits
suggested by the Commission. The revisions should be in compliance with the staff's comments.


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Janice McGuirk, Esq.
SECURITIES & EXCHANGE COMMISSION
Division of Corporate Finance, Office of Small Business Review
July 15, 2005
Page 7

FINANCIAL STATEMENT COMMENTS
DILUTION

Comment No. 39. The Second Amendment has been revised to respond to the staff's comments. The revisions should be in compliance with the staff's comments. Further, the supplemental schedule supporting the amounts disclosed on page 9 of the Second Amendment is attached hereto as Annex "A."

LOSS PER SHARE

Comment No. 40.   The  Second  Amendment  has been  revised  to  respond  to the staff's comments. The revisions should be in compliance with the staff's comments.

DEVELOPMENT STAGE

Comment No. 41.   The  Second  Amendment  has been  revised  to  respond  to the staff's comments. The revisions should be in compliance with the staff's comments.

GENERAL

Comment No. 42.   Financial  statements  have been  updated as  indicated by the
Commission. The revisions should be in compliance with the staff's comments.

Comment No. 43.   Current  consents of the independent  auditors and counsel are included with the Second Amendment to the Registration Statement.

                                CLOSING COMMENTS

Finally, there have not been any material developments since the original Form SB-2 and therefore no "Recent Development" section has been inserted in this Second Amendment to Form SB-2 Registration Statement.

                                                Sincerely,


                                                /s/ L. Stephen Albright
                                                -----------------------
                                                L. STEPHEN ALBRIGHT
enclosures
c:  Buddy Young, w/encls


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Janice McGuirk, Esq.
SECURITIES & EXCHANGE COMMISSION
Division of Corporate Finance, Office of Small Business Review
July 15, 2005
Page 8
                                    ANNEX "A"

                              Futura Pictures, Inc.
                             Net Tangible Book Value
                                February 28, 2005

                                                          Number of Shares Sold
                                                        1,500,000      3,000,000
                                                        ---------      ---------

A   Offering Price                                         $0.20          $0.20

B   Net tangible book value per share
    as of May 31, 2005 ($3,623/1,250,000)                  $0.00          $0.00

C   Increase in net tangible book value per share
    attributable to new investors (D-B)                    $0.09          $0.13

D   Pro forma net tangible book value per share
    as of May 31, 2005 after the offering
    (($3,623 + $ cash from offering) / (1,250,000
     + new stock issued)                                   $0.09          $0.13

E   Per share immediate dilution of net tangible
    book value per share to new investors (A-D)            $0.11          $0.07

F   Percentage Dilution Per Share (E/A)                      50%            36%